Document and Entity Information - CAD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	CANADIAN NATIONAL RAILWAY CO
Entity Central Index Key	0000016868
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	725,289,444
Entity Public Float		$ 59,881,527,562
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	cni